Segments	12 Months Ended
Mar. 31, 2024
Segments [Abstract]
SEGMENTS

Note 22 – SEGMENTS

The Company operates within three main reportable segments: retail drugstores, online pharmacy, and drug wholesale. The retail drugstores segment sells prescription and over-the-counter (“OTC”) medicines, TCM, dietary supplements, medical devices, and sundry items to retail customers. The online pharmacy sells prescription drugs, OTC drugs, dietary supplements, medical devices and sundry items to customers through several third-party platforms such as Alibaba’s Tmall, JD.com and Amazon.com, and the Company’s own platform all over China. The drug wholesale segment includes supplying the Company’s own retail drugstores with prescription and OTC medicines, TCM, dietary supplement, medical devices and sundry items (which sales have been eliminated as intercompany transactions), and also selling them to other drug vendors and hospitals. The Company is also involved in online sales and clinic services that do not meet the quantitative thresholds for reportable segments and are included in the retail drugstores segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on profit or loss from operations before interest and income taxes not including nonrecurring gains and losses.

The Company’s reportable business segments are strategic business units that offer different products and services. Each segment is managed separately because they require different operations and markets to distinct classes of customers.

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2024:

	Retail drugstores	Online Pharmacy	Drug wholesale	Total
Revenue	$75,678,470	$31,857,883	$47,004,724	$154,541,077
Cost of goods	53,056,339	28,249,883	42,126,307	123,432,529
Gross profit	$22,622,131	$3,608,000	$4,878,417	$31,108,548
Selling expenses	21,680,509	4,770,855	934,223	27,385,587
General and administrative expenses	5,195,153	466,151	1,596,220	7,257,524
Loss from operations	$(4,253,531)	$(1,629,006)	$2,347,974	$(3,534,563)
Depreciation and amortization	$754,448	$-	$36,001	$790,449
Total capital expenditures	$855,497	$-	$1,168	$856,665

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2023:

	Retail drugstores	Online Pharmacy	Drug wholesale	Total
Revenue	$83,351,768	$32,385,089	$33,075,119	$148,811,976
Cost of goods	56,551,607	28,506,228	29,473,677	114,531,512
Gross profit	$26,800,161	$3,878,861	$3,601,442	$34,280,464
Selling expenses	23,644,339	4,266,799	1,266,025	29,177,163
General and administrative expenses	13,803,165	439,667	1,425,852	15,668,684
Stock based compensation	10,360,000	-	-	10,360,000
Loss from operations	$(21,007,343)	$(827,605)	$909,565	$(20,925,383)
Depreciation and amortization	$686,777	$-	$31,225	$718,002
Total capital expenditures	$303,312	$-	$704	$304,016

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2022:

	Retail drugstores	Online Pharmacy	Drug wholesale	Total
Revenue	$84,228,492	$30,219,364	$49,944,699	$164,392,555
Cost of goods	57,290,850	26,621,314	43,961,351	127,873,515
Gross profit	$26,937,642	$3,598,050	$5,983,348	$36,519,040
Selling expenses	25,186,258	3,972,465	1,718,236	30,876,959
General and administrative expenses	6,766,022	285,062	1,136,092	8,187,176
Impairment of long-lived assets	148,795	-	-	148,795
Loss from operations	$(5,163,433)	$(659,477)	$3,129,020	$(2,693,890)
Depreciation and amortization	$1,234,419	$-	$22,072	$1,256,491
Total capital expenditures	$296,562	$-	$2,911	$299,473

The Company does not have long-lived assets located outside the PRC. In accordance with the enterprise-wide disclosure requirements of FASB’s accounting standard, the Company’s net revenue from external customers through its retail drugstores by main product category for the years ended March 31, 2024, 2023 and 2022 were as follows:

	For the years ended
	March 31,
	2024	2023	2022
Prescription drugs	$25,269,177	$27,212,994	$28,503,283
OTC drugs	31,542,597	32,358,339	35,658,864
Nutritional supplements	9,890,985	8,737,519	9,664,071
TCM	3,405,979	9,719,653	5,353,900
Sundry products	1,129,647	1,082,168	1,544,639
Medical devices	4,440,085	4,241,095	3,503,735
Total	$75,678,470	$83,351,768	$84,228,492

The Company’s net revenue from external customers through online pharmacy by main product category is as follows:

	For the years ended
	March 31,
	2024	2023	2022
Prescription drugs	$9,151,412	$10,606,244	$10,331,652
OTC drugs	12,969,313	13,870,953	11,473,177
Nutritional supplements	4,284,556	2,740,253	2,014,011
TCM	571,769	434,920	315,231
Sundry products	1,448,537	1,129,701	2,271,009
Medical devices	3,432,296	3,603,018	3,814,284
Total	$31,857,883	$32,385,089	$30,219,364

The Company’s net revenue from external customers through wholesale by main product category is as follows:

	For the years ended
	March 31,
	2024	2023	2022
Prescription drugs	$30,784,949	$21,617,636	$41,116,991
OTC drugs	11,323,730	10,289,987	7,903,824
Nutritional supplements	741,883	310,909	424,210
TCM	388,396	458,502	241,828
Sundry products	692,101	64,422	93,338
Medical devices	3,073,665	333,663	164,508
Total	$47,004,724	$33,075,119	$49,944,699